Nature of Operations and Basis of Presentation (Details) - Schedule of Purchase Price Calculation $ / shares in Units, $ in Thousands	2 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Schedule of Estimated Purchase Price [Line Items]
Number of shares of Common Stock (in Shares) | shares	5,000,000
Multiplied by PBAX’s share price, as of the Closing (in Dollars per share) | $ / shares	$ 5.85
Total (in Shares) | shares	29,250,000
Fair value of PBAX founder’s shares converted to shares of Common Stock and transferred to Predecessor stockholders	$ 5,118,750
Fair value of contingent Common Stock consideration	12,870,000
Total Common Stock consideration	47,238,750
Assumed liabilities	3,311,153
Total purchase price	$ 50,549,903